Other Current and Non-current Assets	6 Months Ended
Jun. 30, 2022
Other Current and Non-current Assets

6     Other Current and Non-current Assets

Other current and non-current assets consisted of the following (in thousands):

	As of	As of
	June 30, 2022	December 31, 2021
Equity participation ZIM	$268,595	$423,024
Straight-lining of revenue	23,398	18,997
Claims receivable	15,239	8,919
Other assets	6,677	8,192
Total current assets	$313,909	$459,132
Other non-current assets	62,677	41,739
Total non-current assets	$62,677	$41,739

The Company’s shareholding interest in ZIM of 7,186,950 ordinary shares was fair valued at $423.0 million and presented under “Other current assets” in the condensed consolidated balance sheet as of December 31, 2021, based on the closing price of ZIM ordinary shares on the NYSE on that date. In April 2022, the Company sold 1,500,000 ordinary shares of ZIM resulting in net proceeds of $85.3 million. The remaining shareholding interest of 5,686,950 ordinary shares was fair valued at $268.6 million as of June 30, 2022. For the six months ended June 30, 2022 and June 30, 2021, the Company recognized $69.1 million loss and $444.2 million of gain on these shares, respectively. These gains/losses are reflected under “Gain/(loss) on investments” in the condensed consolidated statement of income. The unrealized gain related to the ZIM ordinary shares still held on June 30, 2022 amounts to $268.6 million. Additionally, the Company recognized dividend income on these shares amounting to $138.4 million in the six months ended June 30, 2022 gross of withholding taxes compared to none in the six months ended June 30, 2021. Withholding taxes amounting to $14.5 million were recognized on dividend income under “Income taxes” in the condensed consolidated statement of income in the six months ended June 30, 2022.

Other non-current assets mainly include non-current assets related to straight-lining of the Company’s revenue amounting to $60.9 million and $39.9 million as of June 30, 2022 and December 31, 2021, respectively.